CONVERTIBLE SENIOR NOTE (Tables)	12 Months Ended
Dec. 31, 2013
CONVERTIBLE SENIOR NOTE [Abstract]
Schedule of Interest Expense

Interest expense on the convertible senior note has been recorded at the effective rate of 31.85% after prepayment comparing to previous effective interest rate of 37.01%. Interest expense recognized related to the convertible senior note was as follows:

	For the years ended December 31,
	2011	2012

Interest expense at coupon rate	$193,220	$26,730
Amortization of debt discount	294,543	36,297
Total interest expense recognized	$487,763	$63,027